Consolidated statements of comprehensive income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Loss for the year	R$ (1,561,473)	R$ (7,183,804)	R$ (5,895,251)
Other comprehensive income (loss) – items that are or may be reclassified subsequently to profit or loss
Actuarial income (loss) from post-employment benefits, net of income tax and social contribution	(17,514)	41,524	13,921
Cash flow hedge, net of income tax and social contribution	305,448	392,275	(781,033)
Cumulative adjustment of conversion into subsidiaries	(5,341)	739	1,010
Total	282,593	434,538	(766,102)
Total comprehensive loss for the year	(1,278,880)	(6,749,266)	(6,661,353)
Comprehensive income (loss) attributable to:
Equity holders of the parent company	(1,278,880)	(6,787,271)	(6,754,221)
Non-controlling interest shareholders		R$ 38,005	R$ 92,868